7. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Purchase price land	$ 12,340	$ 12,340	$ 12,340
Purchase price buildings and related equipment			437,660
Cash paid		280,000
Principal Amount		170,000
Interest rate		8.50%
Monthly installments	1,674	1,674
Depreciation expense	$ 3,116	$ 6,232